Acquisitions and divestments, divestitures (Details) € in Millions, shares in Millions, kr in Millions, $ in Millions, $ in Millions		1 Months Ended				3 Months Ended
	Aug. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2017 CAD ($) shares	Jan. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 SEK (kr)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017	Jan. 31, 2017 USD ($) shares
Discoveries on NCS Shelf [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations		$ 449								$ 137
Divestment of Lundin Petroleum AB shares [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Proportion of ownership interest divested								16.00%	16.00%
Proportion of voting rights held in associate	4.90%
Gain (loss) on disposal of assets or discontinued operations	$ 837
Proceeds from divesture/sale								kr 14,510	$ 1,508
Divestment of interest in Arkona offshore windfarm [Member] | Other segment [member]
Divestments [Line Items]
Proportion of ownership interest divested						25.00%	25.00%
Proportion of ownership interest in associate						25.00%	25.00%
Gain (loss) on disposal of assets or discontinued operations							$ 212
Proceeds from divesture/sale						€ 475	$ 526
Divestment of interest in Arkona offshore windfarm [Member] | Other segment [member] | RWE Renewables [Member]
Divestments [Line Items]
Proportion of ownership interest in associate						50.00%	50.00%
Divestment of interest in Eagle Ford asset in the onshore USA [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Proceeds from divesture/sale							$ 352
Kai Kos Dehseh [Member]
Divestments [Line Items]
Proportion of ownership interest divested				100.00%	100.00%
Portion of consideration in cash paid (received)				$ 431	$ 328
Fair value of shares and contingent consideration				$ 185									$ 142
Kai Kos Dehseh [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations					$ (351)
Kai Kos Dehseh [Member] | Athabasca oil [Member]
Divestments [Line Items]
Number of instruments or interests issued or issuable | shares				100									100
BM-S-8 license [member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Proportion of ownership interest divested			39.50%
Total consideration			$ 1,493
Proceeds from divesture/sale			$ 1,016
BM-S-8 license [member] | Exploration & Production (E&P) International [member] | ExxonMobil [Member]
Divestments [Line Items]
Proportion of ownership interest divested			36.50%
BM-S-8 license [member] | Exploration & Production (E&P) International [member] | Galp [Member]
Divestments [Line Items]
Proportion of ownership interest divested			3.00%
BM-S-8 license [member] | E&P International and the MMP [Member]
Divestments [Line Items]
Proceeds from divesture/sale										$ 269
BM-S-8 license [member] | E&P International and the MMP [Member] | ExxonMobil [Member]
Divestments [Line Items]
Proportion of ownership interest divested										3.50%
BM-S-8 license [member] | E&P International and the MMP [Member] | Galp [Member]
Divestments [Line Items]
Proportion of ownership interest divested										3.00%
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production Norway (E&P) [member] | Before reduction in interest
Divestments [Line Items]
Proportion of voting rights held in joint operation											8.56%
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production Norway (E&P) [member] | After reduction in interest [Member]
Divestments [Line Items]
Proportion of voting rights held in joint operation											7.27%
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production Norway (E&P) [member] | State Oil Fund of the Republic of Azerbaijan [Member]
Divestments [Line Items]
Noncurrent Payable for purchase of production sharing agreement											$ 3,600
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Description of production sharing agreement terms												Azeri-Chirag-Deepwater Gunashli (ACG) production sharing agreement was extended by 25 years.
Noncurrent Payable for purchase of production sharing agreement											$ 349
Payable period											over a period of 8 years
King Lear discovery on the NCS shelf [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Proportion of ownership interest divested		77.80%
Total consideration		$ 250
Tommeliten discovery on the NCS [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Total consideration		$ 220